Schedule of Investments(a)
Invesco DWA SmallCap Momentum ETF (DWAS)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-2.44%
Entravision Communications Corp., Class A	345,393	$2,566,270
Gannett Co., Inc.(b)	379,965	1,941,621
TechTarget, Inc.(b)(c)	33,734	3,259,717
Thryv Holdings, Inc.(b)(c)	68,981	2,696,467
Urban One, Inc.(b)(c)	518,530	1,742,261
WideOpenWest, Inc.(b)	107,800	2,005,080
		14,211,416
Consumer Discretionary-16.19%
Academy Sports & Outdoors, Inc.(b)(c)	47,808	2,133,193
Asbury Automotive Group, Inc.(b)(c)	11,510	1,883,496
Barnes & Noble Education, Inc.(b)	313,294	2,199,324
Bluegreen Vacations Holding Corp.(b)	81,032	2,409,081
Boot Barn Holdings, Inc.(b)	28,908	3,536,605
Century Casinos, Inc.(b)(c)	164,514	2,146,908
Clarus Corp.	85,563	2,258,008
Dillard’s, Inc., Class A	20,030	5,486,217
Everi Holdings, Inc.(b)	200,231	4,152,791
Genesco, Inc.(b)	35,992	2,274,694
G-III Apparel Group Ltd.(b)	72,418	2,146,470
Golden Entertainment, Inc.(b)	85,272	3,914,838
Group 1 Automotive, Inc.	11,626	2,264,163
Hilton Grand Vacations, Inc.(b)	45,455	2,159,112
Houghton Mifflin Harcourt Co.(b)(c)	280,808	4,369,372
Inspired Entertainment, Inc.(b)	202,894	2,615,304
Installed Building Products, Inc.	18,043	2,329,171
Lazydays Holdings, Inc.(b)(c)	231,952	4,692,389
Lifetime Brands, Inc.	119,413	1,939,267
Lovesac Co. (The)(b)(c)	30,132	1,906,753
Monarch Casino & Resort, Inc.(b)	31,913	2,149,979
Movado Group, Inc.	63,490	2,848,796
Playa Hotels & Resorts N.V.(b)	289,242	2,059,403
Red Rock Resorts, Inc., Class A	86,724	4,122,859
Rent-A-Center, Inc.	33,958	1,499,925
SeaWorld Entertainment, Inc.(b)	40,347	2,380,070
Shoe Carnival, Inc.(c)	62,225	2,432,997
Shutterstock, Inc.	17,541	1,999,849
Signet Jewelers Ltd.(c)	68,283	6,633,011
Skyline Champion Corp.(b)	34,161	2,673,098
Sonic Automotive, Inc., Class A(c)	39,433	1,770,936
Sonos, Inc.(b)(c)	56,377	1,784,332
TravelCenters of America, Inc.(b)	52,100	2,720,662
Vista Outdoor, Inc.(b)	55,446	2,421,327
		94,314,400
Consumer Staples-0.37%
Beauty Health Co. (The)(b)(c)	82,420	2,139,623
Energy-16.12%
Altus Midstream Co., Class A	52,267	3,312,682
Antero Midstream Corp.	207,509	2,014,912
Antero Resources Corp.(b)	173,607	3,048,539
Arch Resources, Inc.	27,250	2,111,603
Aspen Aerogels, Inc.(b)	74,567	4,262,250
California Resources Corp.	50,406	1,969,362
Centennial Resource Development, Inc., Class A(b)(c)	1,171,412	7,297,897
Centrus Energy Corp.(b)(c)	65,423	3,630,322
Civitas Resources, Inc.(c)	47,272	2,416,072
CONSOL Energy, Inc.(b)	133,109	2,921,743
Denbury, Inc.(b)	30,570	2,433,983
FTS International, Inc., Class A(b)(c)	164,765	4,339,910
Goodrich Petroleum Corp.(b)	98,562	2,266,926
	Shares	Value
Energy-(continued)
Green Plains, Inc.(b)(c)	80,845	$3,124,659
Laredo Petroleum, Inc.(b)(c)	68,011	4,005,848
Magnolia Oil & Gas Corp., Class A(c)	132,727	2,517,831
Northern Oil and Gas, Inc.(c)	138,546	2,823,568
PDC Energy, Inc.(c)	57,310	2,890,143
Range Resources Corp.(b)(c)	112,411	2,198,759
Ranger Oil Corp.(b)	103,719	2,792,115
SandRidge Energy, Inc.(b)(c)	410,574	4,364,402
SilverBow Resources, Inc.(b)(c)	133,275	3,141,292
SM Energy Co.	369,441	10,713,789
Weatherford International PLC(b)	371,981	10,694,454
Whiting Petroleum Corp.(b)(c)	39,923	2,582,619
		93,875,680
Financials-12.66%
A-Mark Precious Metals, Inc.	64,692	4,479,921
Arbor Realty Trust, Inc.	114,229	2,004,719
Bancorp, Inc. (The)(b)	93,457	2,642,029
Brightsphere Investment Group, Inc.(c)	82,359	2,473,241
Cowen, Inc., Class A	62,180	2,199,928
Customers Bancorp, Inc.(b)	55,402	3,193,371
Donnelley Financial Solutions, Inc.(b)	74,607	3,485,639
Ellington Financial, Inc.	112,304	1,860,877
Granite Point Mortgage Trust, Inc.	158,902	1,959,262
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,438	2,129,474
HCI Group, Inc.	19,473	2,149,819
Hingham Institution for Savings (The)	7,569	2,956,451
Houlihan Lokey, Inc.	22,695	2,463,315
Independent Bank Corporation	174,215	3,928,548
LendingClub Corp.(b)	95,167	3,113,864
Meta Financial Group, Inc.	41,210	2,463,122
Metropolitan Bank Holding Corp.(b)	26,534	2,518,873
Mr. Cooper Group, Inc.(b)	60,696	2,383,532
MVB Financial Corp.	52,454	2,154,286
Navient Corp.	90,899	1,793,437
Northeast Bank	64,018	2,073,543
Oportun Financial Corp.(b)	87,378	1,876,006
PennyMac Financial Services, Inc.	32,849	2,080,327
Redwood Trust, Inc.	165,163	2,117,390
Regional Management Corp.	37,264	2,107,652
TPG RE Finance Trust, Inc.	164,771	2,010,206
Victory Capital Holdings, Inc., Class A	63,189	2,215,406
Virtus Investment Partners, Inc.	6,909	2,054,599
Walker & Dunlop, Inc.	18,913	2,660,870
World Acceptance Corp.(b)(c)	10,630	2,183,615
		73,733,322
Health Care-15.83%
Aclaris Therapeutics, Inc.(b)(c)	490,313	6,276,006
Agenus, Inc.(b)(c)	352,868	1,111,534
AngioDynamics, Inc.(b)	85,160	2,192,870
Apollo Endosurgery, Inc.(b)	351,958	2,801,586
AtriCure, Inc.(b)	29,989	1,901,303
BioCryst Pharmaceuticals, Inc.(b)(c)	144,464	1,742,236
Celldex Therapeutics, Inc.(b)	168,331	6,413,411
Cerevel Therapeutics Holdings, Inc.(b)	57,252	1,785,690
Clearside Biomedical, Inc.(b)	327,261	1,201,048
CorVel Corp.(b)	11,786	2,215,768
Cross Country Healthcare, Inc.(b)	103,598	2,710,124
Cutera, Inc.(b)	43,967	1,532,690
Enochian Biosciences, Inc.(b)(c)	299,971	3,764,636
Evolent Health, Inc., Class A(b)(c)	86,651	2,252,926
See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
EyePoint Pharmaceuticals, Inc.(b)(c)	193,404	$3,055,783
Fulcrum Therapeutics, Inc.(b)	85,291	1,236,719
Greenwich Lifesciences, Inc.(b)	174,535	5,485,635
Heska Corp.(b)(c)	36,021	5,797,940
Inhibrx, Inc.(b)(c)	57,865	2,339,482
IVERIC bio, Inc.(b)	130,821	1,912,603
Joint Corp. (The)(b)	39,283	3,139,497
ModivCare, Inc.(b)	12,350	1,692,320
Morphic Holding, Inc.(b)	32,101	1,531,218
MyMD Pharmaceuticals, Inc.(b)	277,694	2,127,136
Myriad Genetics, Inc.(b)	61,638	1,593,959
OptimizeRx Corp.(b)(c)	93,762	6,094,530
Oramed Pharmaceuticals, Inc. (Israel)(b)(c)	258,451	4,967,428
PDS Biotechnology Corp.(b)(c)	392,646	3,867,563
Pieris Pharmaceuticals, Inc.(b)	397,658	1,312,271
Prothena Corp. PLC (Ireland)(b)	75,058	3,764,159
RAPT Therapeutics, Inc.(b)	57,203	1,867,678
Tivity Health, Inc.(b)(c)	104,602	2,491,620
		92,179,369
Industrials-13.94%
Acacia Research Corp.(b)	313,878	1,538,002
Ameresco, Inc., Class A(b)(c)	113,135	10,219,485
ArcBest Corp.	28,239	2,910,876
Atkore, Inc.(b)	25,853	2,753,344
Atlas Air Worldwide Holdings, Inc.(b)(c)	27,831	2,438,274
Casella Waste Systems, Inc., Class A(b)	102,014	8,648,747
CBIZ, Inc.(b)	64,767	2,333,555
Concrete Pumping Holdings, Inc.(b)	256,134	2,092,615
Construction Partners, Inc.(b)(c)	62,101	2,144,969
Custom Truck One Source, Inc.(b)(c)	230,918	1,736,503
Eagle Bulk Shipping, Inc.(c)	47,557	1,905,609
Genco Shipping & Trading Ltd.	118,296	1,822,941
GMS, Inc.(b)	46,480	2,596,838
Herc Holdings, Inc.	23,705	4,040,517
Kadant, Inc.	15,301	3,587,472
Mayville Engineering Co., Inc.(b)	115,682	1,717,878
MYR Group, Inc.(b)	20,384	2,256,713
Resideo Technologies, Inc.(b)	84,639	2,208,232
Shyft Group, Inc. (The)	61,472	2,988,154
Transcat, Inc.(b)	46,337	4,122,603
Triton International Ltd. (Bermuda)	41,890	2,344,583
Triumph Group, Inc.(b)	116,019	1,944,478
Veritiv Corp.(b)	82,175	10,357,337
Vicor Corp.(b)	17,387	2,494,339
		81,204,064
Information Technology-13.24%
Agilysys, Inc.(b)	46,138	2,009,310
Ambarella, Inc.(b)	14,201	2,549,364
Aviat Networks, Inc.(b)(c)	79,536	2,492,658
Axcelis Technologies, Inc.(b)	42,636	2,635,758
Badger Meter, Inc.	20,413	2,089,475
Calix, Inc.(b)	111,119	7,440,528
Cerence, Inc.(b)(c)	33,195	2,495,600
Clearfield, Inc.(b)(c)	49,813	3,224,894
Conduent, Inc.(b)	321,811	1,621,927
Diodes, Inc.(b)	22,766	2,421,164
Extreme Networks, Inc.(b)	221,439	2,989,426
Grid Dynamics Holdings, Inc.(b)	72,751	2,854,022
Identiv, Inc.(b)(c)	130,141	2,991,942
Impinj, Inc.(b)(c)	37,731	2,828,693
Information Services Group, Inc.	293,457	2,421,020
	Shares	Value
Information Technology-(continued)
Insight Enterprises, Inc.(b)(c)	22,775	$2,246,070
LivePerson, Inc.(b)(c)	96,714	3,738,963
Matterport, Inc.(b)(c)	102,710	3,325,750
MaxLinear, Inc.(b)	42,222	2,842,807
Onto Innovation, Inc.(b)	28,681	2,700,603
PDF Solutions, Inc.(b)	91,306	2,732,789
Perficient, Inc.(b)	24,343	3,335,721
PFSweb, Inc.(b)	160,063	1,959,171
Rimini Street, Inc.(b)(c)	224,398	1,483,271
SiTime Corp.(b)	9,594	2,863,617
Sprout Social, Inc., Class A(b)	36,329	4,057,223
SPS Commerce, Inc.(b)	19,418	2,737,744
		77,089,510
Materials-5.40%
AdvanSix, Inc.	58,043	2,628,767
Alpha Metallurgical Resources, Inc.(b)	59,347	2,764,977
Amyris, Inc.(b)(c)	276,200	1,894,732
Arconic Corp.(b)(c)	64,395	1,720,634
Avient Corp.	45,572	2,506,916
Kraton Corp.(b)	61,273	2,822,234
Livent Corp.(b)(c)	89,964	2,725,010
LSB Industries, Inc.(b)	651,154	5,866,898
Ramaco Resources, Inc.(b)	216,568	2,633,467
Ranpak Holdings Corp.(b)(c)	88,948	3,525,009
Ryerson Holding Corp.	101,124	2,369,335
		31,457,979
Real Estate-3.00%
Cedar Realty Trust, Inc.	99,127	2,158,986
CorePoint Lodging, Inc.(b)	139,628	2,154,460
iStar, Inc.(c)	79,194	1,927,582
National Storage Affiliates Trust	36,529	2,242,150
Newmark Group, Inc., Class A	161,994	2,601,624
Realogy Holdings Corp.(b)	134,022	2,035,794
Ryman Hospitality Properties, Inc.(b)	24,815	1,920,681
Tanger Factory Outlet Centers, Inc.(c)	123,540	2,447,327
		17,488,604
Utilities-0.73%
Middlesex Water Co.	19,789	2,039,059
Pure Cycle Corp.(b)	152,607	2,221,958
		4,261,017
Total Common Stocks & Other Equity Interests (Cost $535,823,846)		581,954,984
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $28,798)	28,798	28,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $535,852,644)		581,983,782
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.44%
Invesco Private Government Fund, 0.02%(d)(e)(f)	31,985,175	31,985,175

See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	75,417,657	$75,440,282
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $107,431,658)		107,425,457
TOTAL INVESTMENTS IN SECURITIES-118.36% (Cost $643,284,302)		689,409,239
OTHER ASSETS LESS LIABILITIES-(18.36)%		(106,965,215)
NET ASSETS-100.00%		$582,444,024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,512,049	$(3,483,251)	$-	$-	$28,798	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,265,424	51,819,298	(47,099,547)	-	-	31,985,175	1,516*
Invesco Private Prime Fund	64,045,154	92,223,982	(80,819,756)	(6,201)	(2,897)	75,440,282	18,626*
Total	$91,310,578	$147,555,329	$(131,402,554)	$(6,201)	$(2,897)	$107,454,255	$20,150

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Auto Components-10.46%
American Axle & Manufacturing Holdings, Inc.(b)(c)	43,925	$389,175
Cooper-Standard Holdings, Inc.(b)	6,545	151,124
Dorman Products, Inc.(b)	11,032	1,224,331
Gentherm, Inc.(b)	12,770	1,078,426
LCI Industries	9,733	1,482,044
Motorcar Parts of America, Inc.(b)	7,365	118,135
Patrick Industries, Inc.	8,663	691,048
Standard Motor Products, Inc.	7,446	372,598
		5,506,881
Automobiles-1.77%
Winnebago Industries, Inc.	12,939	934,455
Diversified Consumer Services-3.37%
Adtalem Global Education, Inc.(b)	19,034	564,739
American Public Education, Inc.(b)	7,200	136,008
Perdoceo Education Corp.(b)	26,993	265,881
Strategic Education, Inc.	8,720	466,520
WW International, Inc.(b)(c)	20,453	344,019
		1,777,167
Hotels, Restaurants & Leisure-9.93%
BJ’s Restaurants, Inc.(b)	8,972	267,904
Bloomin’ Brands, Inc.(b)	31,272	552,576
Brinker International, Inc.(b)	17,621	609,687
Cheesecake Factory, Inc. (The)(b)(c)	18,691	716,239
Chuy’s Holdings, Inc.(b)	7,704	220,797
Dave & Buster’s Entertainment, Inc.(b)(c)	14,839	481,971
Dine Brands Global, Inc.(b)(c)	6,615	475,089
El Pollo Loco Holdings, Inc.(b)	7,478	94,372
Fiesta Restaurant Group, Inc.(b)	6,727	62,763
Monarch Casino & Resort, Inc.(b)	5,016	337,928
Red Robin Gourmet Burgers, Inc.(b)	6,039	98,436
Ruth’s Hospitality Group, Inc.(b)(c)	12,383	210,511
Shake Shack, Inc., Class A(b)(c)	15,073	1,100,178
		5,228,451
Household Durables-18.12%
Cavco Industries, Inc.(b)	3,289	978,445
Century Communities, Inc.	11,444	813,325
Ethan Allen Interiors, Inc.	8,443	189,967
Installed Building Products, Inc.	9,038	1,166,715
iRobot Corp.(b)(c)	10,804	820,132
La-Z-Boy, Inc.	17,422	581,721
LGI Homes, Inc.(b)	8,343	1,198,555
M.D.C. Holdings, Inc.	21,761	1,041,046
M/I Homes, Inc.(b)	11,293	631,166
Meritage Homes Corp.(b)	14,500	1,636,470
Tupperware Brands Corp.(b)	19,217	300,554
Universal Electronics, Inc.(b)	5,194	188,023
		9,546,119
Internet & Direct Marketing Retail-2.80%
Liquidity Services, Inc.(b)	10,238	232,095
PetMed Express, Inc.(c)	7,838	214,448
Shutterstock, Inc.	9,028	1,029,282
		1,475,825
Leisure Products-2.76%
Sturm Ruger & Co., Inc.	6,778	485,915
Vista Outdoor, Inc.(b)	22,100	965,107
		1,451,022
	Shares	Value
Multiline Retail-7.60%
Big Lots, Inc.(c)	13,341	$578,733
Macy’s, Inc.	120,117	3,423,334
		4,002,067
Specialty Retail-33.29%
Aaron’s Co., Inc. (The)	12,585	279,387
Abercrombie & Fitch Co., Class A(b)	23,700	853,200
America’s Car-Mart, Inc.(b)	2,428	238,284
Asbury Automotive Group, Inc.(b)(c)	8,719	1,426,777
Barnes & Noble Education, Inc.(b)	13,852	97,241
Bed Bath & Beyond, Inc.(b)(c)	40,251	737,801
Boot Barn Holdings, Inc.(b)	11,374	1,391,495
Buckle, Inc. (The)(c)	11,311	532,069
Caleres, Inc.	14,745	348,129
Cato Corp. (The), Class A	7,542	124,066
Chico’s FAS, Inc.(b)	47,219	270,565
Children’s Place, Inc. (The)(b)(c)	5,366	464,320
Conn’s, Inc.(b)	7,351	160,840
Designer Brands, Inc., Class A(b)(c)	23,582	322,602
Genesco, Inc.(b)	5,414	342,165
Group 1 Automotive, Inc.	6,961	1,355,655
Guess?, Inc.	15,001	338,272
Haverty Furniture Cos., Inc., (Acquired 06/25/2020 - 11/11/2021; Cost $140,121)(d)	5,900	176,469
Hibbett, Inc.	5,796	451,798
Lumber Liquidators Holdings, Inc.(b)	11,202	171,839
MarineMax, Inc.(b)	8,375	446,136
Monro, Inc.	12,904	722,882
ODP Corp. (The)(b)	18,279	690,215
Rent-A-Center, Inc.	23,295	1,028,940
Sally Beauty Holdings, Inc.(b)(c)	43,534	852,831
Shoe Carnival, Inc.	6,769	264,668
Signet Jewelers Ltd.(c)	20,283	1,970,291
Sleep Number Corp.(b)(c)	9,096	725,679
Sonic Automotive, Inc., Class A(c)	8,119	364,624
Zumiez, Inc.(b)	8,439	386,169
		17,535,409
Textiles, Apparel & Luxury Goods-9.83%
Fossil Group, Inc.(b)	18,275	218,386
G-III Apparel Group Ltd.(b)	16,770	497,063
Kontoor Brands, Inc.	18,434	993,961
Movado Group, Inc.	6,478	290,668
Oxford Industries, Inc.	6,118	584,514
Steven Madden Ltd.	29,668	1,407,747
Unifi, Inc.(b)	5,342	108,816
Vera Bradley, Inc.(b)	9,817	93,360
Wolverine World Wide, Inc.	31,663	985,669
		5,180,184
Total Common Stocks & Other Equity Interests (Cost $59,871,006)		52,637,580

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $24,168)	24,168	24,168
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $59,895,174)		52,661,748
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.51%
Invesco Private Government Fund, 0.02%(e)(f)(g)	3,665,376	$3,665,376
Invesco Private Prime Fund, 0.11%(e)(f)(g)	8,717,928	8,720,543
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,386,053)		12,385,919
TOTAL INVESTMENTS IN SECURITIES-123.49% (Cost $72,281,227)		65,047,667
OTHER ASSETS LESS LIABILITIES-(23.49)%		(12,371,476)
NET ASSETS-100.00%		$52,676,191

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Restricted security. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,673	$131,002	$(148,507)	$-	$-	$24,168	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,430,460	11,027,690	(8,792,774)	-	-	3,665,376	117*
Invesco Private Prime Fund	3,337,740	16,345,997	(10,962,505)	(134)	(555)	8,720,543	1,507*
Total	$4,809,873	$27,504,689	$(19,903,786)	$(134)	$(555)	$12,410,087	$1,625

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Beverages-16.45%
Celsius Holdings, Inc.(b)	41,130	$2,813,703
Coca-Cola Consolidated, Inc.	5,052	2,882,520
MGP Ingredients, Inc.(c)	13,626	1,062,555
National Beverage Corp.	25,391	1,318,809
		8,077,587
Food & Staples Retailing-16.26%
Andersons, Inc. (The)	33,692	1,144,854
Chefs’ Warehouse, Inc. (The)(b)(c)	35,533	1,104,010
PriceSmart, Inc.	25,595	1,835,673
SpartanNash Co.	39,447	943,967
United Natural Foods, Inc.(b)	59,384	2,952,573
		7,981,077
Food Products-28.84%
B&G Foods, Inc.(c)	70,561	2,126,003
Calavo Growers, Inc.	19,249	780,354
Cal-Maine Foods, Inc.(c)	40,762	1,469,878
Fresh Del Monte Produce, Inc.	36,210	896,560
J&J Snack Foods Corp.	16,102	2,199,211
John B. Sanfilippo & Son, Inc.	9,656	795,654
Seneca Foods Corp., Class A(b)	7,039	300,636
Simply Good Foods Co. (The)(b)(c)	91,278	3,374,548
TreeHouse Foods, Inc.(b)(c)	60,366	2,215,432
		14,158,276
Household Products-11.63%
Central Garden & Pet Co.(b)	10,496	505,697
Central Garden & Pet Co., Class A(b)	43,238	1,874,367
WD-40 Co.(c)	14,845	3,330,476
		5,710,540
Personal Products-19.71%
Edgewell Personal Care Co.	58,874	2,499,790
elf Beauty, Inc.(b)	51,898	1,563,168
Inter Parfums, Inc.	19,295	1,694,680
	Shares	Value
Personal Products-(continued)
Medifast, Inc.	12,704	$2,613,721
USANA Health Sciences, Inc.(b)	13,069	1,303,240
		9,674,599
Tobacco-7.05%
Universal Corp.	26,752	1,245,841
Vector Group Ltd.	142,445	2,213,595
		3,459,436
Total Common Stocks & Other Equity Interests (Cost $46,556,803)		49,061,515

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $11,108)	11,108	11,108
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $46,567,911)		49,072,623
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.31%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,433,110	3,433,110
Invesco Private Prime Fund, 0.11%(d)(e)(f)	8,008,188	8,010,591
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,443,934)		11,443,701
TOTAL INVESTMENTS IN SECURITIES-123.27% (Cost $58,011,845)		60,516,324
OTHER ASSETS LESS LIABILITIES-(23.27)%		(11,423,064)
NET ASSETS-100.00%		$49,093,260

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,948	$302,402	$(298,242)	$-	$-	$11,108	$2
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$601,416	$8,632,181	$(5,800,487)	$-	$-	$3,433,110	$99*
Invesco Private Prime Fund	1,403,304	18,159,711	(11,551,988)	(233)	(203)	8,010,591	1,225*
Total	$2,011,668	$27,094,294	$(17,650,717)	$(233)	$(203)	$11,454,809	$1,326

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Energy Equipment & Services-25.33%
Archrock, Inc.	348,163	$2,572,925
Bristow Group, Inc.(b)	60,204	1,788,059
Core Laboratories N.V.(c)	120,371	2,755,292
DMC Global, Inc.(b)(c)	48,659	1,776,053
Dril-Quip, Inc.(b)	92,036	1,758,808
Helix Energy Solutions Group, Inc.(b)(c)	368,239	1,119,447
Helmerich & Payne, Inc.	259,300	5,821,285
Nabors Industries Ltd.(b)(c)	20,118	1,638,812
Oceaneering International, Inc.(b)	259,266	2,771,553
Oil States International, Inc.(b)	159,444	806,787
Patterson-UTI Energy, Inc.	491,095	3,467,131
ProPetro Holding Corp.(b)	219,984	1,808,268
RPC, Inc.(b)(c)	184,939	745,304
US Silica Holdings, Inc.(b)	194,214	1,883,876
		30,713,600
Oil, Gas & Consumable Fuels-74.38%
Callon Petroleum Co.(b)(c)	102,208	5,196,255
Civitas Resources, Inc.	127,921	6,538,042
CONSOL Energy, Inc.(b)	82,412	1,808,943
Dorian LPG Ltd.	72,205	888,844
Green Plains, Inc.(b)(c)	139,391	5,387,462
Laredo Petroleum, Inc.(b)(c)	35,087	2,066,624
Matador Resources Co.	275,732	10,827,996
Par Pacific Holdings, Inc.(b)	118,927	1,610,272
PBF Energy, Inc., Class A(b)	246,789	3,092,266
PDC Energy, Inc.(c)	247,403	12,476,533
Range Resources Corp.(b)	651,398	12,741,345
Ranger Oil Corp.(b)	39,786	1,071,039
Renewable Energy Group, Inc.(b)(c)	111,628	5,333,586
REX American Resources Corp.(b)	13,698	1,246,518
SM Energy Co.	254,276	7,374,004
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Southwestern Energy Co.(b)(c)	1,697,652	$7,605,481
Talos Energy, Inc.(b)	106,350	1,060,310
World Fuel Services Corp.	154,286	3,855,607
		90,181,127
Total Common Stocks & Other Equity Interests (Cost $130,071,264)		120,894,727

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $52,782)	52,782	52,782
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $130,124,046)		120,947,509
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.95%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,603,536	4,603,536
Invesco Private Prime Fund, 0.11%(d)(e)(f)	18,372,592	18,378,104
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,982,020)		22,981,640
TOTAL INVESTMENTS IN SECURITIES-118.70% (Cost $153,106,066)		143,929,149
OTHER ASSETS LESS LIABILITIES-(18.70)%		(22,676,966)
NET ASSETS-100.00%		$121,252,183

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$59,795	$262,138	$(269,151)	$-	$-	$52,782	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,682,300	13,523,305	(11,602,069)	-	-	4,603,536	255*
Invesco Private Prime Fund	6,258,699	40,864,566	(28,743,515)	(380)	(1,266)	18,378,104	3,177*
Total	$9,000,794	$54,650,009	$(40,614,735)	$(380)	$(1,266)	$23,034,422	$3,434

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
November 30, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Banks-38.58%
Allegiance Bancshares, Inc.	3,353	$135,562
Ameris Bancorp	11,748	571,775
Banc of California, Inc.(b)	9,549	187,065
BancFirst Corp.	3,392	215,833
Bancorp, Inc. (The)(c)	10,029	283,520
BankUnited, Inc.	16,458	652,395
Banner Corp.	6,108	349,866
Berkshire Hills Bancorp, Inc.	8,728	233,125
Brookline Bancorp, Inc.	13,949	215,233
Central Pacific Financial Corp.	5,034	134,760
City Holding Co.	2,744	215,294
Columbia Banking System, Inc.(b)	13,762	452,219
Community Bank System, Inc.	9,558	675,368
Customers Bancorp, Inc.(c)	5,232	301,572
CVB Financial Corp.	22,608	432,039
Dime Community Bancshares, Inc.	5,993	205,560
Eagle Bancorp, Inc.	5,623	316,856
FB Financial Corp.	6,242	267,782
First Bancorp (Puerto Rico)	36,924	490,720
First Bancorp/Southern Pines NC	6,056	269,129
First Commonwealth Financial Corp.	17,114	257,223
First Financial Bancorp	16,931	389,413
First Hawaiian, Inc.	22,970	602,962
First Midwest Bancorp, Inc.	20,219	398,921
Great Western Bancorp, Inc.	9,698	325,368
Hanmi Financial Corp.	5,476	123,046
Heritage Financial Corp.	6,417	150,350
Hilltop Holdings, Inc.	11,053	376,134
HomeStreet, Inc.	3,710	183,163
Hope Bancorp, Inc.	21,618	310,218
Independent Bank Corp.(b)	8,394	663,630
Independent Bank Group, Inc.	6,571	456,225
Investors Bancorp, Inc.	39,934	594,617
Lakeland Financial Corp.(b)	4,450	314,259
National Bank Holdings Corp., Class A	5,494	234,154
NBT Bancorp, Inc.	7,615	274,978
OFG Bancorp (Puerto Rico)	9,216	222,106
Old National Bancorp	29,352	518,356
Pacific Premier Bancorp, Inc.	16,782	650,302
Park National Corp.	2,570	334,331
Preferred Bank	2,454	167,240
Renasant Corp.(b)	9,964	362,989
S&T Bancorp, Inc.	7,019	209,938
Seacoast Banking Corp. of Florida	9,799	330,912
ServisFirst Bancshares, Inc.	8,648	695,213
Simmons First National Corp., Class A(b)	19,189	558,592
Southside Bancshares, Inc.	5,825	237,369
Tompkins Financial Corp.	2,130	166,481
Triumph Bancorp, Inc.(c)	4,180	532,323
Trustmark Corp.	11,040	337,934
United Community Banks, Inc.	15,344	525,839
Veritex Holdings, Inc.	8,755	346,961
Westamerica Bancorporation	4,793	257,768
		18,714,988
Capital Markets-4.23%
B. Riley Financial, Inc.	2,853	220,908
Blucora, Inc.(c)	8,683	140,578
Brightsphere Investment Group, Inc.	10,470	314,414
Donnelley Financial Solutions, Inc.(c)	5,276	246,495
Greenhill & Co., Inc.	2,560	43,673
Piper Sandler Cos.	2,529	419,182
	Shares	Value
Capital Markets-(continued)
StoneX Group, Inc.(c)	3,005	$168,806
Virtus Investment Partners, Inc.(b)	1,272	378,267
WisdomTree Investments, Inc.	19,414	119,202
		2,051,525
Consumer Finance-3.51%
Encore Capital Group, Inc.(b)(c)	5,322	310,485
Enova International, Inc.(c)	6,476	246,865
EZCORP, Inc., Class A(b)(c)	9,470	70,078
Green Dot Corp., Class A(c)	9,664	346,938
LendingTree, Inc.(c)	2,012	228,121
PRA Group, Inc.(c)	8,103	344,053
World Acceptance Corp.(b)(c)	752	154,476
		1,701,016
Equity REITs-27.35%
Acadia Realty Trust	15,625	315,469
Agree Realty Corp.	12,230	826,259
Alexander & Baldwin, Inc.	12,751	280,904
American Assets Trust, Inc.	9,297	319,817
Armada Hoffler Properties, Inc.	10,880	151,776
Brandywine Realty Trust	30,232	388,481
CareTrust REIT, Inc.	17,147	346,541
Centerspace	2,505	255,986
Chatham Lodging Trust(c)	8,698	103,593
Community Healthcare Trust, Inc.	4,143	178,273
DiamondRock Hospitality Co.(c)	37,239	324,352
Diversified Healthcare Trust	42,524	118,642
Easterly Government Properties, Inc.(b)	14,763	309,580
Essential Properties Realty Trust, Inc.	20,955	566,414
Four Corners Property Trust, Inc.	13,471	363,986
Franklin Street Properties Corp.	17,243	99,320
GEO Group, Inc. (The)(b)	21,862	183,641
Getty Realty Corp.	6,942	211,939
Global Net Lease, Inc.	17,615	250,133
Hersha Hospitality Trust(b)(c)	5,877	51,894
Independence Realty Trust, Inc.(b)	18,603	455,773
Industrial Logistics Properties Trust	11,477	254,330
Innovative Industrial Properties, Inc.(b)	4,230	1,086,391
iStar, Inc.(b)	12,603	306,757
Lexington Realty Trust(b)	49,229	740,896
LTC Properties, Inc.	7,024	223,082
Mack-Cali Realty Corp.(c)	14,052	234,809
NexPoint Residential Trust, Inc.	3,980	296,828
Office Properties Income Trust	8,623	204,624
Orion Office REIT, Inc.(c)	9,753	173,311
Retail Opportunity Investments Corp.	21,469	376,996
RPT Realty	14,480	184,186
Safehold, Inc.	2,379	170,194
Saul Centers, Inc.	2,316	114,017
Service Properties Trust	28,989	246,696
SITE Centers Corp.	31,772	478,486
Summit Hotel Properties, Inc.(c)	18,989	169,952
Tanger Factory Outlet Centers, Inc.(b)	18,375	364,009
Uniti Group, Inc.(b)	41,339	548,568
Universal Health Realty Income Trust	2,287	127,317
Urstadt Biddle Properties, Inc., Class A	5,370	101,386
Washington REIT(b)	14,956	376,891
Whitestone REIT	7,766	71,913
Xenia Hotels & Resorts, Inc.(c)	20,188	316,346
		13,270,758
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Insurance-10.16%
Ambac Financial Group, Inc.(c)	8,244	$123,165
American Equity Investment Life Holding Co.	14,586	490,527
AMERISAFE, Inc.	3,455	183,426
Assured Guaranty Ltd.	12,935	633,427
eHealth, Inc.(c)	4,205	92,846
Employers Holdings, Inc.	5,047	194,865
Genworth Financial, Inc., Class A(c)	89,695	342,635
HCI Group, Inc.	1,176	129,830
Horace Mann Educators Corp.	7,293	270,352
James River Group Holdings Ltd.	6,650	175,826
Palomar Holdings, Inc.(c)	4,263	311,540
ProAssurance Corp.	9,630	221,490
Safety Insurance Group, Inc.	2,539	196,189
Selectquote, Inc.(b)(c)	22,152	199,368
SiriusPoint Ltd. (Bermuda)(c)	15,617	120,251
Stewart Information Services Corp.	4,751	338,366
Trupanion, Inc.(c)	6,064	747,813
United Fire Group, Inc.	3,853	80,605
Universal Insurance Holdings, Inc.	5,020	75,651
		4,928,172
Mortgage REITs-5.00%
Apollo Commercial Real Estate Finance, Inc.	23,236	314,383
ARMOUR Residential REIT, Inc.	14,825	145,137
Ellington Financial, Inc.	8,494	140,746
Franklin BSP Realty Trust, Inc.(b)(c)	5,682	87,162
Granite Point Mortgage Trust, Inc.	9,774	120,513
Invesco Mortgage Capital, Inc.(b)(d)	51,677	155,031
KKR Real Estate Finance Trust, Inc.	7,203	148,598
New York Mortgage Trust, Inc.	66,657	248,631
PennyMac Mortgage Investment Trust(b)	17,211	298,955
Ready Capital Corp.	10,165	156,134
Redwood Trust, Inc.	19,859	254,592
Two Harbors Investment Corp.(b)	60,803	357,522
		2,427,404
Real Estate Management & Development-1.80%
Marcus & Millichap, Inc.(c)	4,449	190,640
RE/MAX Holdings, Inc., Class A	3,370	92,641
Realogy Holdings Corp.(c)	20,599	312,899
St. Joe Co. (The)	5,797	278,314
		874,494
	Shares	Value
Thrifts & Mortgage Finance-9.22%
Axos Financial, Inc.(c)	9,456	$535,304
Capitol Federal Financial, Inc.	22,689	257,747
Flagstar Bancorp, Inc.	9,354	435,335
Meta Financial Group, Inc.	5,640	337,103
Mr. Cooper Group, Inc.(c)	15,270	599,653
NMI Holdings, Inc., Class A(c)	15,074	295,450
Northfield Bancorp, Inc.	7,976	134,396
Northwest Bancshares, Inc.	22,310	296,277
Provident Financial Services, Inc.	13,698	322,451
TrustCo Bank Corp.	3,436	112,220
Walker & Dunlop, Inc.	5,193	730,603
WSFS Financial Corp.	8,413	418,294
		4,474,833
Total Common Stocks & Other Equity Interests (Cost $46,221,943)		48,443,190

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $27,269)	27,269	27,269
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $46,249,212)		48,470,459
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.94%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,465,568	2,465,568
Invesco Private Prime Fund, 0.11%(d)(e)(f)	5,751,268	5,752,993
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,218,832)		8,218,561
TOTAL INVESTMENTS IN SECURITIES-116.85% (Cost $54,468,044)		56,689,020
OTHER ASSETS LESS LIABILITIES-(16.85)%		(8,172,769)
NET ASSETS-100.00%		$48,516,251

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$161,607	$13,217	$(13,737)	$(5,400)	$(656)	$155,031	$4,394
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$297,652	$(270,383)	$-	$-	$27,269	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,555,298	4,268,204	(3,357,934)	-	-	2,465,568	87*
Invesco Private Prime Fund	3,629,029	8,597,104	(6,472,624)	(271)	(245)	5,752,993	1,075*
Total	$5,345,934	$13,176,177	$(10,114,678)	$(5,671)	$(901)	$8,400,861	$5,558

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Biotechnology-18.90%
Anika Therapeutics, Inc.(b)	53,264	$2,084,220
Avid Bioservices, Inc.(b)(c)	225,633	6,895,344
Coherus Biosciences, Inc.(b)(c)	234,424	4,353,254
Cytokinetics, Inc.(b)(c)	308,414	12,133,007
Eagle Pharmaceuticals, Inc.(b)	42,567	2,029,595
Emergent BioSolutions, Inc.(b)	176,455	7,785,195
Enanta Pharmaceuticals, Inc.(b)	66,441	5,865,411
Ligand Pharmaceuticals, Inc.(b)(c)	61,584	9,971,681
Myriad Genetics, Inc.(b)	288,274	7,454,766
Organogenesis Holdings, Inc.(b)(c)	232,680	2,340,761
REGENXBIO, Inc.(b)(c)	138,445	4,430,240
Spectrum Pharmaceuticals, Inc.(b)(c)	606,038	957,540
uniQure N.V. (Netherlands)(b)	132,714	3,696,085
Vanda Pharmaceuticals, Inc.(b)	205,469	3,328,598
Vericel Corp.(b)(c)	172,214	6,408,083
Xencor, Inc.(b)(c)	215,393	7,801,534
		87,535,314
Health Care Equipment & Supplies-23.27%
AngioDynamics, Inc.(b)	141,972	3,655,779
Avanos Medical, Inc.(b)(c)	177,729	5,362,084
BioLife Solutions, Inc.(b)(c)	107,394	4,098,155
Cardiovascular Systems, Inc.(b)	148,317	2,966,340
CONMED Corp.(c)	107,698	14,157,979
CryoLife, Inc.(b)(c)	145,156	2,495,232
Cutera, Inc.(b)(c)	60,296	2,101,918
Glaukos Corp.(b)	171,948	7,398,922
Heska Corp.(b)(c)	39,310	6,327,338
Inogen, Inc.(b)	75,144	2,295,649
Integer Holdings Corp.(b)	121,868	9,717,754
Lantheus Holdings, Inc.(b)	249,659	6,685,868
LeMaitre Vascular, Inc.(c)	70,878	3,316,382
Meridian Bioscience, Inc.(b)(c)	160,105	3,187,690
Merit Medical Systems, Inc.(b)	187,026	11,756,454
Mesa Laboratories, Inc.	19,214	5,933,091
Natus Medical, Inc.(b)	126,051	2,848,753
OraSure Technologies, Inc.(b)(c)	265,927	2,481,099
Orthofix Medical, Inc.(b)(c)	72,733	2,226,357
SurModics, Inc.(b)(c)	51,233	2,250,666
Tactile Systems Technology, Inc.(b)	73,054	1,424,553
Varex Imaging Corp.(b)(c)	145,503	4,154,111
Zynex, Inc.(b)(c)	73,170	936,576
		107,778,750
Health Care Providers & Services-31.65%
Addus HomeCare Corp.(b)(c)	58,781	5,126,879
AMN Healthcare Services, Inc.(b)	174,524	19,897,481
Apollo Medical Holdings, Inc.(b)(c)	138,964	13,016,758
Community Health Systems, Inc.(b)	458,494	5,515,683
CorVel Corp.(b)	34,864	6,554,432
Covetrus, Inc.(b)	381,161	6,853,275
Cross Country Healthcare, Inc.(b)	130,523	3,414,482
Ensign Group, Inc. (The)	193,435	14,764,893
Fulgent Genetics, Inc.(b)(c)	70,863	6,627,108
Hanger, Inc.(b)	135,737	2,289,883
Joint Corp. (The)(b)(c)	53,090	4,242,953
Magellan Health, Inc.(b)	85,958	8,147,959
MEDNAX, Inc.(b)	318,729	7,827,984
ModivCare, Inc.(b)	45,471	6,230,891
Owens & Minor, Inc.	278,689	11,147,560
Pennant Group, Inc. (The)(b)	99,503	2,022,896
	Shares	Value
Health Care Providers & Services-(continued)
RadNet, Inc.(b)	162,886	$4,391,406
Select Medical Holdings Corp.	392,618	10,541,793
Tivity Health, Inc.(b)(c)	163,160	3,886,471
US Physical Therapy, Inc.	47,665	4,098,237
		146,599,024
Health Care Technology-11.01%
Allscripts Healthcare Solutions, Inc.(b)(c)	461,683	7,677,788
Computer Programs & Systems, Inc.(b)	54,098	1,594,268
HealthStream, Inc.(b)	93,222	2,164,615
NextGen Healthcare, Inc.(b)	208,665	3,234,308
Omnicell, Inc.(b)(c)	160,548	28,416,996
OptimizeRx Corp.(b)(c)	65,066	4,229,290
Simulations Plus, Inc.(c)	57,993	2,723,931
Tabula Rasa HealthCare, Inc.(b)(c)	85,016	966,632
		51,007,828
Life Sciences Tools & Services-3.36%
NeoGenomics, Inc.(b)(c)	453,549	15,538,589
Pharmaceuticals-11.75%
Amphastar Pharmaceuticals, Inc.(b)	136,583	2,671,563
ANI Pharmaceuticals, Inc.(b)	35,790	1,472,401
Cara Therapeutics, Inc.(b)(c)	155,384	2,047,961
Collegium Pharmaceutical, Inc.(b)(c)	131,337	2,308,904
Corcept Therapeutics, Inc.(b)(c)	385,303	8,091,363
Endo International PLC(b)	862,308	4,828,925
Harmony Biosciences Holdings, Inc.(b)(c)	81,952	2,793,744
Innoviva, Inc.(b)(c)	230,986	3,862,086
Pacira BioSciences, Inc.(b)	164,171	8,638,678
Phibro Animal Health Corp., Class A	75,109	1,471,385
Prestige Consumer Healthcare, Inc.(b)	184,870	10,343,477
Supernus Pharmaceuticals, Inc.(b)(c)	196,266	5,882,092
		54,412,579
Total Common Stocks & Other Equity Interests (Cost $429,599,810)		462,872,084

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $68,829)	68,829	68,829
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $429,668,639)		462,940,913
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.45%
Invesco Private Government Fund, 0.02%(d)(e)(f)	40,911,798	40,911,798
Invesco Private Prime Fund, 0.11%(d)(e)(f)	95,432,234	95,460,862
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $136,378,997)		136,372,660
TOTAL INVESTMENTS IN SECURITIES-129.40% (Cost $566,047,636)		599,313,573
OTHER ASSETS LESS LIABILITIES-(29.40)%		(136,173,432)
NET ASSETS-100.00%		$463,140,141

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
November 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$155,654	$525,891	$(612,716)	$-	$-	$68,829	$9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,999,273	48,356,241	(33,443,716)	-	-	40,911,798	1,679*
Invesco Private Prime Fund	60,664,971	97,271,228	(62,466,698)	(6,337)	(2,302)	95,460,862	20,639*
Total	$86,819,898	$146,153,360	$(96,523,130)	$(6,337)	$(2,302)	$136,441,489	$22,327

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Aerospace & Defense-6.11%
AAR Corp.(b)	22,744	$742,819
Aerojet Rocketdyne Holdings, Inc.(c)	50,899	2,139,794
AeroVironment, Inc.(b)	15,748	1,271,809
Kaman Corp.	19,023	703,851
Moog, Inc., Class A	20,008	1,383,953
National Presto Industries, Inc.	3,463	283,204
Park Aerospace Corp.	13,235	170,732
Triumph Group, Inc.(b)	44,148	739,920
		7,436,082
Air Freight & Logistics-4.30%
Atlas Air Worldwide Holdings, Inc.(b)	18,448	1,616,229
Forward Air Corp.	18,520	1,828,850
Hub Group, Inc., Class A(b)	23,037	1,789,284
		5,234,363
Airlines-3.10%
Allegiant Travel Co.(b)	10,325	1,788,497
Hawaiian Holdings, Inc.(b)(c)	34,997	639,745
SkyWest, Inc.(b)	34,430	1,348,623
		3,776,865
Building Products-11.48%
AAON, Inc.	28,292	2,206,776
American Woodmark Corp.(b)	11,481	707,689
Apogee Enterprises, Inc.(c)	17,446	720,520
Gibraltar Industries, Inc.(b)	22,304	1,514,442
Griffon Corp.	32,536	856,022
Insteel Industries, Inc.	13,230	557,777
PGT Innovations, Inc.(b)	40,722	836,430
Quanex Building Products Corp.	22,960	490,655
Resideo Technologies, Inc.(b)	98,535	2,570,778
UFP Industries, Inc.	42,270	3,520,245
		13,981,334
Commercial Services & Supplies-11.41%
ABM Industries, Inc.	45,878	2,064,510
Brady Corp., Class A	33,162	1,666,390
CoreCivic, Inc.(b)	82,204	885,337
Deluxe Corp.	29,076	983,932
Harsco Corp.(b)	54,118	789,040
Healthcare Services Group, Inc.	51,021	892,868
HNI Corp.	29,985	1,184,707
Interface, Inc.	40,359	575,519
Matthews International Corp., Class A	21,604	749,011
Pitney Bowes, Inc.	113,007	771,838
UniFirst Corp.	10,418	1,996,610
US Ecology, Inc.(b)(c)	21,536	733,732
Viad Corp.(b)	14,006	592,594
		13,886,088
Construction & Engineering-5.50%
Arcosa, Inc.	33,078	1,692,601
Comfort Systems USA, Inc.	24,811	2,353,820
Granite Construction, Inc.(c)	31,314	1,217,488
Matrix Service Co.(b)	18,126	157,515
MYR Group, Inc.(b)	11,527	1,276,154
		6,697,578
Electrical Equipment-4.20%
AZZ, Inc.	17,134	889,083
Encore Wire Corp.	14,112	1,982,172
	Shares	Value
Electrical Equipment-(continued)
Powell Industries, Inc.	6,153	$150,256
Vicor Corp.(b)	14,579	2,091,503
		5,113,014
Industrial Conglomerates-1.17%
Raven Industries, Inc.(b)	24,546	1,423,668
Machinery-32.83%
Alamo Group, Inc.	6,766	962,261
Albany International Corp., Class A(c)	22,128	1,790,819
Astec Industries, Inc.	15,552	974,799
Barnes Group, Inc.	31,799	1,381,667
Chart Industries, Inc.(b)(c)	24,340	4,248,547
CIRCOR International, Inc.(b)	13,841	373,015
Enerpac Tool Group Corp.	41,144	868,550
EnPro Industries, Inc.	14,079	1,436,058
ESCO Technologies, Inc.	17,810	1,455,789
Federal Signal Corp.	41,779	1,772,683
Franklin Electric Co., Inc.	26,655	2,346,973
Greenbrier Cos., Inc. (The)	22,126	884,819
Hillenbrand, Inc.	49,914	2,226,164
John Bean Technologies Corp.	21,709	3,425,029
Lindsay Corp.	7,454	1,084,706
Meritor, Inc.(b)	47,935	1,212,276
Mueller Industries, Inc.	39,060	2,161,190
Proto Labs, Inc.(b)(c)	18,972	950,877
SPX Corp.(b)	30,970	1,800,905
SPX FLOW, Inc.	28,451	2,375,943
Standex International Corp.	8,346	859,721
Tennant Co.	12,758	1,003,544
Titan International, Inc.(b)	34,939	240,730
Wabash National Corp.	34,176	570,739
Watts Water Technologies, Inc., Class A	18,839	3,555,108
		39,962,912
Marine-1.99%
Matson, Inc.	29,701	2,421,523
Professional Services-8.71%
Exponent, Inc.	35,577	4,144,721
Forrester Research, Inc.(b)	7,598	428,831
Heidrick & Struggles International, Inc.	13,347	576,190
Kelly Services, Inc., Class A	24,622	415,127
Korn Ferry	38,030	2,766,302
ManTech International Corp., Class A	18,800	1,277,460
Resources Connection, Inc.	21,127	362,962
TrueBlue, Inc.(b)	24,262	631,297
		10,602,890
Road & Rail-2.46%
ArcBest Corp.	17,467	1,800,498
Heartland Express, Inc.	32,052	536,550
Marten Transport Ltd.	40,781	655,759
		2,992,807
Trading Companies & Distributors-6.65%
Applied Industrial Technologies, Inc.	26,557	2,523,977
Boise Cascade Co.	26,879	1,742,566
DXP Enterprises, Inc.(b)	12,077	333,687
GMS, Inc.(b)	29,439	1,644,757
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Trading Companies & Distributors-(continued)
NOW, Inc.(b)	75,557	$631,657
Veritiv Corp.(b)	9,688	1,221,075
		8,097,719
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $108,775,784)		121,626,843
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.13%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,335,008	3,335,008
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	7,779,351	$7,781,684
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,116,828)		11,116,692
TOTAL INVESTMENTS IN SECURITIES-109.04% (Cost $119,892,612)		132,743,535
OTHER ASSETS LESS LIABILITIES-(9.04)%		(11,006,681)
NET ASSETS-100.00%		$121,736,854

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,992,944	$(1,992,944)	$-	$-	$-	$6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,848,380	6,246,674	(4,760,046)	-	-	3,335,008	114*
Invesco Private Prime Fund	4,312,886	13,715,679	(10,246,464)	(136)	(281)	7,781,684	1,394*
Total	$6,161,266	$21,955,297	$(16,999,454)	$(136)	$(281)	$11,116,692	$1,514

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communications Equipment-8.94%
ADTRAN, Inc.	164,674	$3,356,056
CalAmp Corp.(b)	119,652	1,098,405
Comtech Telecommunications Corp.	88,401	2,244,501
Digi International, Inc.(b)(c)	115,670	2,490,375
Extreme Networks, Inc.(b)	429,580	5,799,330
Harmonic, Inc.(b)(c)	345,224	3,711,158
NETGEAR, Inc.(b)(c)	103,574	2,769,569
NetScout Systems, Inc.(b)	251,673	7,525,023
Plantronics, Inc.(b)(c)	143,515	3,662,503
Viavi Solutions, Inc.(b)	776,445	11,499,151
		44,156,071
Electronic Equipment, Instruments & Components-27.39%
Advanced Energy Industries, Inc.	130,309	11,426,796
Arlo Technologies, Inc.(b)	281,321	2,180,238
Badger Meter, Inc.	99,098	10,143,671
Benchmark Electronics, Inc.	120,659	2,845,139
CTS Corp.	109,960	3,831,006
ePlus, Inc.(b)	45,795	4,830,915
Fabrinet (Thailand)(b)	125,534	13,879,039
FARO Technologies, Inc.(b)(c)	61,631	4,280,889
Insight Enterprises, Inc.(b)(c)	118,364	11,673,058
Itron, Inc.(b)	153,626	9,510,986
Knowles Corp.(b)(c)	313,553	6,810,371
Methode Electronics, Inc.	130,194	5,789,727
OSI Systems, Inc.(b)	56,703	5,156,004
PC Connection, Inc.	37,303	1,635,364
Plexus Corp.(b)(c)	95,956	8,073,738
Rogers Corp.(b)	63,729	17,373,800
Sanmina Corp.(b)	221,087	8,078,519
ScanSource, Inc.(b)	86,354	2,698,562
TTM Technologies, Inc.(b)	365,529	5,036,990
		135,254,812
IT Services-10.89%
CSG Systems International, Inc.	111,031	5,852,444
EVERTEC, Inc. (Puerto Rico)	202,906	8,520,023
ExlService Holdings, Inc.(b)	112,907	14,663,232
Perficient, Inc.(b)	112,070	15,356,952
TTEC Holdings, Inc.	62,138	5,243,826
Unisys Corp.(b)	227,590	4,133,034
		53,769,511
Semiconductors & Semiconductor Equipment-29.82%
Axcelis Technologies, Inc.(b)	114,473	7,076,721
CEVA, Inc.(b)	77,806	3,431,245
Cohu, Inc.(b)(c)	165,674	5,462,272
Diodes, Inc.(b)	153,004	16,271,975
DSP Group, Inc.(b)	77,131	1,696,111
FormFactor, Inc.(b)	263,795	11,058,286
Ichor Holdings Ltd.(b)	96,167	4,605,438
Kulicke & Soffa Industries, Inc. (Singapore)(c)	210,444	12,134,201
MaxLinear, Inc.(b)	239,397	16,118,600
Onto Innovation, Inc.(b)	167,679	15,788,655
PDF Solutions, Inc.(b)	100,998	3,022,870
Photronics, Inc.(b)	210,172	2,776,372
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Power Integrations, Inc.	205,048	$20,510,951
Rambus, Inc.(b)	369,896	9,950,202
SMART Global Holdings, Inc.(b)(c)	78,155	4,456,398
Ultra Clean Holdings, Inc.(b)	151,832	8,321,912
Veeco Instruments, Inc.(b)(c)	170,734	4,538,110
		147,220,319
Software-20.56%
8x8, Inc.(b)(c)	380,568	8,201,240
Agilysys, Inc.(b)	65,842	2,867,419
Alarm.com Holdings, Inc.(b)	155,885	12,438,064
Bottomline Technologies (DE), Inc.(b)	134,054	6,010,981
Consensus Cloud Solutions, Inc.(b)	54,486	3,413,003
Ebix, Inc.	80,794	2,469,065
InterDigital, Inc.	104,674	7,108,411
LivePerson, Inc.(b)(c)	220,368	8,519,427
OneSpan, Inc.(b)	117,266	2,004,076
Progress Software Corp.	148,660	7,202,577
SPS Commerce, Inc.(b)	121,914	17,188,655
Vonage Holdings Corp.(b)	857,041	17,672,186
Xperi Holding Corp.(c)	357,197	6,400,970
		101,496,074
Technology Hardware, Storage & Peripherals-2.37%
3D Systems Corp.(b)(c)	425,200	9,686,056
Diebold Nixdorf, Inc.(b)	247,100	2,003,981
		11,690,037
Total Common Stocks & Other Equity Interests (Cost $365,430,004)		493,586,824

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $91,420)	91,420	91,420
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $365,521,424)		493,678,244
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.60%
Invesco Private Government Fund, 0.02%(d)(e)(f)	23,107,123	23,107,123
Invesco Private Prime Fund, 0.11%(d)(e)(f)	53,900,450	53,916,619
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,027,817)		77,023,742
TOTAL INVESTMENTS IN SECURITIES-115.59% (Cost $442,549,241)		570,701,986
OTHER ASSETS LESS LIABILITIES-(15.59)%		(76,980,283)
NET ASSETS-100.00%		$493,721,703

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
November 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$124,548	$(33,128)	$-	$-	$91,420	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,615,016	39,282,431	(36,790,324)	-	-	23,107,123	1,010*
Invesco Private Prime Fund	48,449,778	48,686,110	(43,214,171)	(4,075)	(1,023)	53,916,619	12,462*
Total	$69,064,794	$88,093,089	$(80,037,623)	$(4,075)	$(1,023)	$77,115,162	$13,473

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Chemicals-61.26%
AdvanSix, Inc.	12,488	$565,582
American Vanguard Corp.	11,930	170,718
Balchem Corp.	14,373	2,270,934
Ferro Corp.(b)	36,727	775,674
FutureFuel Corp.	11,466	86,454
GCP Applied Technologies, Inc.(b)	23,822	556,005
H.B. Fuller Co.	23,328	1,706,677
Hawkins, Inc.	8,383	278,148
Innospec, Inc.	10,942	888,490
Koppers Holdings, Inc.(b)	9,476	286,175
Kraton Corp.(b)	14,276	657,553
Livent Corp.(b)(c)	71,730	2,172,702
Quaker Chemical Corp.	5,954	1,356,619
Rayonier Advanced Materials, Inc.(b)	28,305	155,111
Stepan Co.	9,465	1,066,800
Tredegar Corp.	11,382	125,202
Trinseo PLC	17,243	814,387
		13,933,231
Containers & Packaging-4.77%
Myers Industries, Inc.	16,063	312,907
O-I Glass, Inc.(b)	69,846	773,195
		1,086,102
Metals & Mining-24.92%
Allegheny Technologies, Inc.(b)(c)	56,508	804,674
Arconic Corp.(b)	48,568	1,297,737
Carpenter Technology Corp.	21,329	586,121
Century Aluminum Co.(b)	22,413	296,524
Haynes International, Inc.	5,636	225,835
Kaiser Aluminum Corp.	7,044	628,536
Materion Corp.	9,076	768,374
Olympic Steel, Inc.	4,131	84,066
SunCoke Energy, Inc.	36,874	224,563
TimkenSteel Corp.(b)	18,251	261,354
Warrior Met Coal, Inc.	22,831	490,638
		5,668,422
	Shares	Value
Paper & Forest Products-8.98%
Clearwater Paper Corp.(b)	7,409	$298,212
Glatfelter Corp.	19,774	325,678
Mercer International, Inc. (Germany)	17,889	191,412
Neenah, Inc.	7,488	348,117
Schweitzer-Mauduit International, Inc., Class A	13,969	400,911
Sylvamo Corp.(b)	15,778	477,758
		2,042,088
Total Common Stocks & Other Equity Interests (Cost $23,612,502)		22,729,843

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $17,864)	17,864	17,864
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $23,630,366)		22,747,707
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.46%
Invesco Private Government Fund, 0.02%(d)(e)(f)	782,361	782,361
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,824,961	1,825,509
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,607,995)		2,607,870
TOTAL INVESTMENTS IN SECURITIES-111.47% (Cost $26,238,361)		25,355,577
OTHER ASSETS LESS LIABILITIES-(11.47)%		(2,609,532)
NET ASSETS-100.00%		$22,746,045

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$76,430	$(58,566)	$-	$-	$17,864	$1
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$452,121	$3,218,922	$(2,888,682)	$-	$-	$782,361	$37*
Invesco Private Prime Fund	1,054,948	6,951,727	(6,180,952)	(125)	(89)	1,825,509	456*
Total	$1,507,069	$10,247,079	$(9,128,200)	$(125)	$(89)	$2,625,734	$494

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Diversified Telecommunication Services-11.97%
ATN International, Inc.	11,034	$421,609
Cogent Communications Holdings, Inc.	34,453	2,581,563
Consolidated Communications Holdings, Inc.(b)	72,670	546,479
		3,549,651
Entertainment-5.30%
Cinemark Holdings, Inc.(b)(c)	76,370	1,185,262
Marcus Corp. (The)(b)(c)	22,038	385,004
		1,570,266
Gas Utilities-15.34%
Chesapeake Utilities Corp.	10,023	1,276,529
Northwest Natural Holding Co.	26,124	1,126,467
South Jersey Industries, Inc.(c)	91,321	2,146,044
		4,549,040
Interactive Media & Services-2.57%
QuinStreet, Inc.(b)	49,726	761,305
Media-29.09%
AMC Networks, Inc., Class A(b)(c)	28,045	1,082,817
E.W. Scripps Co. (The), Class A	57,592	1,067,180
Gannett Co., Inc.(b)	143,761	734,619
Loyalty Ventures, Inc.(b)	20,062	575,779
Meredith Corp.(b)	31,819	1,877,321
Scholastic Corp.	30,692	1,155,247
TechTarget, Inc.(b)(c)	15,141	1,463,075
Thryv Holdings, Inc.(b)(c)	17,068	667,188
		8,623,226
Multi-Utilities-9.58%
Avista Corp.	56,580	2,178,896
Unitil Corp.	15,973	661,921
		2,840,817
	Shares	Value
Water Utilities-22.43%
American States Water Co.	29,994	$2,824,835
California Water Service Group	41,854	2,637,221
Middlesex Water Co.	11,525	1,187,536
		6,649,592
Wireless Telecommunication Services-3.75%
Shenandoah Telecommunications Co.	43,803	1,112,158
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $28,822,027)		29,656,055
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.06%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,428,800	1,428,800
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,332,866	3,333,866
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,762,666)		4,762,666
TOTAL INVESTMENTS IN SECURITIES-116.09% (Cost $33,584,693)		34,418,721
OTHER ASSETS LESS LIABILITIES-(16.09)%		(4,771,471)
NET ASSETS-100.00%		$29,647,250

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$870,309	$(870,309)	$-	$-	$-	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	850,628	3,262,149	(2,683,977)	-	-	1,428,800	49*
Invesco Private Prime Fund	1,984,799	6,683,518	(5,334,281)	-	(170)	3,333,866	593*
Total	$2,835,427	$10,815,976	$(8,888,567)	$-	$(170)	$4,762,666	$644

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
November 30, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$581,954,984	$-	$-	$581,954,984
Money Market Funds	28,798	107,425,457	-	107,454,255
Total Investments	$581,983,782	$107,425,457	$-	$689,409,239
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,637,580	$-	$-	$52,637,580
Money Market Funds	24,168	12,385,919	-	12,410,087
Total Investments	$52,661,748	$12,385,919	$-	$65,047,667
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$49,061,515	$-	$-	$49,061,515
Money Market Funds	11,108	11,443,701	-	11,454,809
Total Investments	$49,072,623	$11,443,701	$-	$60,516,324
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$120,894,727	$-	$-	$120,894,727
Money Market Funds	52,782	22,981,640	-	23,034,422
Total Investments	$120,947,509	$22,981,640	$-	$143,929,149
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$48,443,190	$-	$-	$48,443,190
Money Market Funds	27,269	8,218,561	-	8,245,830
Total Investments	$48,470,459	$8,218,561	$-	$56,689,020

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$462,872,084	$-	$-	$462,872,084
Money Market Funds	68,829	136,372,660	-	136,441,489
Total Investments	$462,940,913	$136,372,660	$-	$599,313,573
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$120,203,175	$1,423,668	$-	$121,626,843
Money Market Funds	-	11,116,692	-	11,116,692
Total Investments	$120,203,175	$12,540,360	$-	$132,743,535
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$493,586,824	$-	$-	$493,586,824
Money Market Funds	91,420	77,023,742	-	77,115,162
Total Investments	$493,678,244	$77,023,742	$-	$570,701,986
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,729,843	$-	$-	$22,729,843
Money Market Funds	17,864	2,607,870	-	2,625,734
Total Investments	$22,747,707	$2,607,870	$-	$25,355,577
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,656,055	$-	$-	$29,656,055
Money Market Funds	-	4,762,666	-	4,762,666
Total Investments	$29,656,055	$4,762,666	$-	$34,418,721